DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [abstract]
DISCONTINUED OPERATION
36	DISCONTINUED OPERATION

The Group completed the sale of the remaining MR tankers and Small tankers in April 2021 as part of a plan to exit the tanker business and focus on the drybulk business. The divestments of the vessels was followed by a restructure of the staff and administration which was completed in December 2021. The MR tanker segment and the Small tanker segment were effectively discontinued as at 31 December 2021.

The results of the discontinued operation, which were included in the profit (loss) for the year, were as follows:

2021
US$’000

Revenue	52,980
Cost of sales
Voyage expenses	(421)
Vessel operating costs	(1,942)
Other expenses	(61)
Cost of ship sale	(50,580)
Gross loss	(24)
Other operating expense	(2,986)
Administrative expense	(2,253)
Share of losses of joint ventures	(1)
Interest income	35
Interest expense	(649)
Loss before taxation	(5,878)
Income tax benefit	2,713
Net loss attributable to discontinued operation (attributable to the owners of the Company)	(3,165)

Cash flows relating to the discontinued operation of the tanker business were as follows:
Net cash flows from discontinued operation
Cash generated from operating activities	21,902
Cash generated from investing activities	962
Cash used in financing activities	(25,949)

Included in the income tax benefit for 2021 was the reversal of a tax provision of US$2,400,000. On the 7 May 2021, the United Kingdom Upper Tribunal found in the Group’s favour with respect to the tax dispute with Her Majesty’s Revenue & Customs service of the United Kingdom (“HMRC”). HMRC decided not to appeal the decision and a reversal of the tax provision was recorded in profit or loss in the line item ‘Income tax benefit (expense)’.